1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Cash, Cash Equivalents and Restricted Cash

	Year Ended December 31, (In thousands)
	2020	2019	2018
Cash and cash equivalents	$ 59,214	$ 51,934	$ 10,280
Restricted cash	8,465	6,525	3,746
Total cash, cash equivalents and restricted cash	$ 67,679	$ 58,459	$ 14,026